Deferred Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Deferred tax expense (income) [abstract]
Schedule of reconciliation of income taxes
	2020	2019

Net loss for the year	$(1,708)	$(1,043)
Canadian statutory tax rate	27.00%	27.0%

Income tax benefit computed at statutory rates	(461)	(282)
Differences between Canadian and foreign tax rates	-	(6)
Temporary differences	539	254
Items not taxable/deductible for income tax purposes	46	31
Tax losses and tax offsets not recognized	96	4
Under (over) provided in prior years	(220)	(4)

Income tax recovery	$-	$(3)

Deferred income tax assets and liabilities
	December 31,
	2020	2019

Deferred tax assets:
Non-capital losses carried forward	$1,003	$889

Deferred tax liabilities:
Book value of marketable securities	(205)	-
Book value over tax value of mineral properties	(798)	(889)

Net deferred tax assets	$-	$-

Unrecognized deductible temporary differences
	December 31,
	2020	2019

Non-capital losses	$9,118	$7,571
Marketable securities	-	145
Share issue costs	255	114
Unrealized foreign exchange	203	234
Tax value over book value of mineral properties	7,736	6,807
Tax value over book value of equipment	1,351	1,287
Unrecognized deductible temporary differences	$18,663	$16,158

Schedule of unrecognized non-capital losses
2026	$57
2027	241
2028	-
2029	-
2030	488
2031	833
2032	893
2033	292
2034	872
2035	1,086
2036	-
2037	4,353
2038	854
2039	839
2040	1,096
No date of expiry	1,162

$13,066